UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08012
Government Obligations Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Government Obligations Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage-Backed Securities — 96.8%

Mortgage Pass-Throughs — 88.5%

	Principal
	Amount
Security	(000’s omitted)		Value

Federal Home Loan Mortgage Corp.:
3.759%, with maturity at 2035(1)	$16,193		$16,377,047
5.00%, with maturity at 2014	2,138		2,214,358
5.50%, with various maturities to 2032	12,706		13,230,030
6.00%, with various maturities to 2026	11,707		12,331,808
6.50%, with various maturities to 2030	34,937		37,560,541
6.87%, with maturity at 2024	304		331,835
7.00%, with various maturities to 2035	37,994		40,911,556
7.09%, with maturity at 2023	1,153		1,266,473
7.25%, with maturity at 2022	1,821		2,006,980
7.31%, with maturity at 2027	503		559,704
7.50%, with various maturities to 2035	20,849		22,974,357
7.63%, with maturity at 2019	714		781,835
7.75%, with maturity at 2018	43		47,317
7.78%, with maturity at 2022	211		228,542
7.85%, with maturity at 2020	575		641,023
8.00%, with various maturities to 2028	17,948		19,947,160
8.13%, with maturity at 2019	1,198		1,340,473
8.15%, with maturity at 2021	387		436,064
8.25%, with various maturities to 2017	140		156,552
8.50%, with various maturities to 2027	8,229		9,307,910
8.75%, with maturity at 2016	19		20,135
9.00%, with various maturities to 2027	12,137		13,689,388
9.25%, with various maturities to 2017	218		240,249
9.50%, with various maturities to 2026	3,535		4,055,891
9.75%, with various maturities to 2018	8		8,539
10.50%, with maturity at 2020	1,104		1,243,351
11.00%, with maturity at 2015	37		41,155
13.50%, with maturity at 2010	3		3,185
15.00%, with maturity at 2011	0	(2)	403

			$201,953,861

Federal National Mortgage Assn.:
3.253%, with maturity at 2026(1)	$1,728		$1,749,368
3.309%, with maturity at 2022(1)	2,970		3,000,720
3.468%, with maturity at 2022(1)	2,674		2,702,837
3.688%, with maturity at 2035(1)	2,543		2,575,415
3.705%, with various maturities to 2035(1)	40,911		41,439,200
3.807%, with maturity at 2036(1)	2,815		2,864,422
3.971%, with maturity at 2035(1)	13,470		13,861,989
4.00%, with maturity at 2014	830		850,113
4.007%, with maturity at 2033(1)	5,644		5,714,861
4.138%, with maturity at 2036(1)	3,559		3,582,917
4.267%, with maturity at 2036(1)	1,049		1,055,840
4.376%, with maturity at 2021	2,807		2,865,265
4.50%, with various maturities to 2018	70,268		72,726,028
4.788%, with maturity at 2036(1)	42,846		44,104,629
4.847%, with maturity at 2035(1)	14,613		15,042,326
5.00%, with various maturities to 2027	6,772		6,998,117
5.207%, with maturity at 2034(1)	41,136		42,344,498
5.50%, with various maturities to 2030	35,180		36,720,287
5.951%, with maturity at 2040(1)	3,101		3,206,743
6.00%, with various maturities to 2031	24,768		26,113,922
6.483%, with maturity at 2025(3)	486		525,284
6.50%, with various maturities to 2029	76,864		82,651,962
7.00%, with various maturities to 2033	58,895		63,777,046
7.25%, with maturity at 2023	50		53,568
7.50%, with various maturities to 2029	12,876		14,213,280
7.858%, with maturity at 2030(3)	53		58,784
7.875%, with maturity at 2021	1,091		1,223,810
8.00%, with various maturities to 2032	20,530		23,128,926
8.25%, with maturity at 2025	495		561,358
8.33%, with maturity at 2020	1,140		1,288,049
8.50%, with various maturities to 2027	6,689		7,500,999
8.561%, with maturity at 2021(3)	141		160,644
8.75%, with maturity at 2016	17		17,332
9.00%, with maturity at 2010(3)	13		13,653
9.00%, with various maturities to 2030	1,825		2,083,034
9.125%, with maturity at 2011	18		18,725
9.25%, with various maturities to 2016	10		10,128
9.50%, with various maturities to 2030	3,523		4,044,696
9.75%, with maturity at 2019	34		40,485
9.973%, with maturity at 2021(3)	98		114,499
10.00%, with maturity at 2012	17		18,117
10.009%, with maturity at 2025(3)	84		93,402
10.066%, with maturity at 2021(3)	71		80,465
10.152%, with maturity at 2020(3)	124		138,452
10.179%, with maturity at 2021(3)	161		181,299
10.217%, with maturity at 2023(3)	152		172,005
10.619%, with maturity at 2025(3)	74		82,597
11.00%, with maturity at 2010	2		1,742
11.375%, with maturity at 2019(3)	137		152,175
11.50%, with maturity at 2012	21		21,732
11.644%, with maturity at 2018(3)	170		190,346
11.809%, with maturity at 2025(3)	44		50,232
12.441%, with maturity at 2021(3)	71		78,550
12.679%, with maturity at 2015(3)	163		187,028
13.00%, with maturity at 2010	5		4,741

			$532,458,642

See notes to financial statements

Government Obligations Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Government National Mortgage Assn.:
4.125%, with various maturities to 2027(1)	$874	$892,682
6.50%, with maturity at 2024	93	100,403
7.00%, with various maturities to 2034	52,521	57,512,034
7.25%, with maturity at 2022	39	43,100
7.50%, with various maturities to 2025	9,112	10,043,094
8.00%, with various maturities to 2027	16,988	19,038,679
8.25%, with maturity at 2019	208	232,389
8.30%, with maturity at 2020	56	63,246
8.50%, with various maturities to 2018	2,858	3,184,930
9.00%, with various maturities to 2027	9,446	11,099,411
9.50%, with various maturities to 2026	6,423	7,495,090

		$109,705,058

Total Mortgage Pass-Throughs
(identified cost $821,755,014)		$844,117,561

Collateralized Mortgage Obligations — 7.7%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$374	$398,110
Series 1822, Class Z, 6.90%, 3/15/26	2,407	2,538,486
Series 1896, Class Z, 6.00%, 9/15/26	1,199	1,242,549
Series 2075, Class PH, 6.50%, 8/15/28	632	669,948
Series 2091, Class ZC, 6.00%, 11/15/28	2,848	3,003,002
Series 2102, Class Z, 6.00%, 12/15/28	730	769,331
Series 2115, Class K, 6.00%, 1/15/29	3,638	3,792,013
Series 2142, Class Z, 6.50%, 4/15/29	1,353	1,439,263
Series 2245, Class A, 8.00%, 8/15/27	13,682	14,972,301

		$28,825,003

Federal National Mortgage Assn.:
Series G-8, Class E, 9.00%, 4/25/21	$503	$568,923
Series G92-44, Class ZQ, 8.00%, 7/25/22	598	654,252
Series G93-36, Class ZQ, 6.50%, 12/25/23	19,232	20,547,719
Series 1993-16, Class Z, 7.50%, 2/25/23	710	779,509
Series 1993-39, Class Z, 7.50%, 4/25/23	1,723	1,885,520
Series 1993-149, Class M, 7.00%, 8/25/23	906	981,750
Series 1993-178, Class PK, 6.50%, 9/25/23	1,766	1,876,659
Series 1993-250, Class Z, 7.00%, 12/25/23	502	538,579
Series 1994-42, Class K, 6.50%, 4/25/24	8,042	8,630,626
Series 1994-82, Class Z, 8.00%, 5/25/24	2,851	3,176,343
Series 1997-81, Class PD, 6.35%, 12/18/27	1,090	1,156,213
Series 2000-49, Class A, 8.00%, 3/18/27	1,534	1,714,212
Series 2002-1, Class G, 7.00%, 7/25/23	1,180	1,276,884

		$43,787,189

Government National Mortgage Assn.: Series 1998-19, Class ZB, 6.50%, 7/20/28	$927	$987,100

Total Collateralized Mortgage Obligations
(identified cost $69,301,856)		$73,599,292

Commercial Mortgage-Backed Securities — 0.6%

	Principal
	Amount
Security	(000’s omitted)	Value

GS Mortgage Securities Corp. II, Series 2001-Rock, Class A2FL, 0.855%, with maturity at 2018(4)(5)	$5,500	$5,433,966

		$5,433,966

Total Commercial Mortgage-Backed Securities
(identified cost $5,520,962)		$5,433,966

Total Mortgage-Backed Securities
(identified cost $896,577,832)		$923,150,819

U.S. Treasury Obligations — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bond, 7.125%, 2/15/23(6)	$6,000	$8,047,500

Total U.S. Treasury Obligations
(identified cost $6,229,645)		$8,047,500

See notes to financial statements

Government Obligations Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Short-Term Investments — 2.0%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.13%(7)	$18,941	$18,941,175

Total Short-Term Investments
(identified cost $18,941,175)		$18,941,175

Total Investments — 99.6%
(identified cost $921,748,652)		$950,139,494

Other Assets, Less Liabilities — 0.4%		$4,153,612

Net Assets — 100.0%		$954,293,106

(1)	Adjustable rate mortgage.

(2)	Principal amount is less than $1,000.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the aggregate value of the securities is $5,433,966 or 0.6% of the Portfolio’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2009.

(6)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(7)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2009.

See notes to financial statements

Government Obligations Portfolio as of April 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2009

Assets

Unaffiliated investments, at value (identified cost, $902,807,477)	$931,198,319
Affiliated investment, at value (identified cost, $18,941,175)	18,941,175
Receivable for investments sold	272,375
Interest receivable	4,651,874
Interest receivable from affiliated investment	1,339

Total assets	$955,065,082

Liabilities

Payable to affiliate for investment adviser fee	$558,997
Payable for daily variation margin on open financial futures contracts	140,625
Payable to affiliate for Trustees’ fees	3,304
Accrued expenses	69,050

Total liabilities	$771,976

Net assets applicable to investors’ interest in Portfolio	$954,293,106

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$926,004,498
Net unrealized appreciation (computed on the basis of identified cost)	28,288,608

Total	$954,293,106

Statement of Operations

For the Six Months Ended
April 30, 2009

Investment Income

Interest	$21,830,336
Interest income allocated from affiliated investment	90,467
Expenses allocated from affiliated investment	(54,451)

Total investment income	$21,866,352

Expenses

Investment adviser fee	$3,155,558
Trustees’ fees and expenses	21,277
Custodian fee	143,624
Legal and accounting services	35,610
Miscellaneous	10,173

Total expenses	$3,366,242

Deduct —
Reduction of custodian fee	$11

Total expense reductions	$11

Net expenses	$3,366,231

Net investment income	$18,500,121

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$3,452,352
Financial futures contracts	8,854,738

Net realized gain	$12,307,090

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$33,840,027
Financial futures contracts	2,227,261

Net change in unrealized appreciation (depreciation)	$36,067,288

Net realized and unrealized gain	$48,374,378

Net increase in net assets from operations	$66,874,499

See notes to financial statements

Government Obligations Portfolio as of April 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2009	Year Ended
in Net Assets	(Unaudited)	October 31, 2008

From operations —
Net investment income	$18,500,121	$34,218,814
Net realized gain from investment transactions and financial futures contracts	12,307,090	8,945,747
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	36,067,288	(10,368,684)

Net increase in net assets from operations	$66,874,499	$32,795,877

Capital transactions —
Contributions	$247,731,796	$388,827,835
Withdrawals	(170,940,452)	(298,743,400)

Net increase in net assets from capital transactions	$76,791,344	$90,084,435

Net increase in net assets	$143,665,843	$122,880,312

Net Assets

At beginning of period	$810,627,263	$687,746,951

At end of period	$954,293,106	$810,627,263

See notes to financial statements

Government Obligations Portfolio as of April 30, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,				Period Ended		Year Ended
	April 30, 2009						October 31,		December 31,
	(Unaudited)		2008	2007	2006	2005	2004(1)		2003

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)	0.78	%(3)	0.80%	0.80%	0.79%	0.77%	0.75	%(3)	0.70%
Net investment income	4.20	%(3)	4.48%	4.60%	4.09%	3.21%	3.63	%(3)	2.26%
Portfolio Turnover	17	%(4)	19%	23%	2%	30%	5	%(4)	67%

Total Return	8.16	%(4)	4.85%	5.49%	4.71%	2.46%	2.23	%(4)	0.01%

Net assets, end of period (000’s omitted)	$954,293		$810,627	$687,747	$727,804	$866,273	$1,060,801		$1,521,288

(1)	For the ten-month period ended October 31, 2004.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

See notes to financial statements

Government Obligations Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Government Obligations Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high current return. The Portfolio invests primarily in mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2009, the Eaton Vance Government Obligations Fund, Eaton Vance Diversified Income Fund and Eaton Vance Low Duration Fund held an interest of 86.4%, 9.6% and 1.6%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations, including listed securities and securities for which quotations are readily available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, when in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Financial futures contracts and options on financial futures contracts listed on one or more exchanges are valued based on the last sale price on any exchange on which such contract is listed. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities based on available market quotations provided by a pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the

Government Obligations Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Portfolio bears the risk if the counterparties do not perform under the contracts’ terms.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, 0.6250% from $1 billion up to $1.5 billion, 0.5625% from $1.5 billion up to $2 billion, 0.5000% from $2 billion up to $2.5 billion and 0.4375% annually of average daily net assets of $2.5 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s adviser fee. For the six months ended April 30, 2009, the Portfolio’s adviser fee totaled $3,207,670 of which $52,112 was allocated from Cash Management and $3,155,558 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2009, the Portfolio’s adviser fee, including the portion allocated from Cash Management, was 0.73% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

Government Obligations Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

3   Purchases and Sales of Investments

Purchases and sales of U.S. Government and agency obligations, other than short-term obligations and including maturities and paydowns, aggregated $171,868,056 and $154,967,209, respectively, for the six months ended April 30, 2009.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$930,821,159

Gross unrealized appreciation	$22,925,419
Gross unrealized depreciation	(3,607,084)

Net unrealized appreciation	$19,318,335

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2009 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

6/09	750 10 Year U.S. Treasury Note	Long	$90,805,359	$90,703,125	$(102,234)

					$(102,234)

At April 30, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2009.

7   Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$18,941,175	$(102,234)
Level 2	Other Significant Observable Inputs	931,198,319	—
Level 3	Significant Unobservable Inputs	—	—

Total		$950,139,494	$(102,234)

*	Other financial instruments include futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

Government Obligations Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

8   Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”. FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statement disclosures.

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Government Obligations Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Government Obligations Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including the fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for the Fund. The Board concluded that the Fund’s performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Government Obligations Fund

OFFICERS AND TRUSTEES

Eaton Vance Government Obligations Fund

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Robert B. MacIntosh
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

28

Eaton Vance Government Obligations Fund

OFFICERS AND TRUSTEES CONT’D

Government Obligations Portfolio

Officers
Mark S. Venezia
President

Christine M. Johnston
Vice President

Susan Schiff
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

29

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Investment Adviser of Government Obligations Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Government Obligations Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Government Obligations Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective, risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

140-6/09	GOSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Government Obligations Portfolio

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:    June 12, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:    June 12, 2009

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:    June 12, 2009